Reduction in Workforce (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	May 10, 2016	Sep. 30, 2016	Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent	14.00%
Restructuring and Related Cost, Incurred Cost		$ 0.1	$ 0.8